Intangible Assets - Details Information About Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 718	$ 1,854	$ 1,584
Additions	0	8	956
Disposal	0		(310)
Reclassification		92	0
Depreciation & impairment expense	(69)	(492)	(304)
Translation adjustments	22	(47)	(72)
Reclassification to assets held for sale		(697)
Ending balance	671	718	1,854
Gross value at end of period	2,978	2,961	4,078
Accumulated depreciation and impairment at end of period	(2,306)	(2,192)	(2,225)
Software and Patents [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	114	1,212	889
Additions	0	8	0
Disposal	0		(310)
Reclassification		92	956
Depreciation & impairment expense	(69)	(492)	(304)
Translation adjustments	1	(10)	(19)
Reclassification to assets held for sale		(697)
Ending balance	46	114	1,212
Gross value at end of period	2,352	2,357	3,437
Accumulated depreciation and impairment at end of period	(2,306)	(2,192)	(2,225)
Assets Under Construction [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	604	641	695
Additions	0	0	956
Disposal	0		0
Reclassification		0	(956)
Depreciation & impairment expense	0	0	0
Translation adjustments	22	(37)	(54)
Reclassification to assets held for sale		0
Ending balance	626	604	641
Gross value at end of period	626	604	641
Accumulated depreciation and impairment at end of period	$ 0	$ 0	$ 0